1875 K Street, N.W.
Washington, DC 20006

Tel: 202 303 1000
Fax: 202 303 2000

November 15, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust (the “Trust”)

(Securities Act File No. 333-92935

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 2,225

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 2,225 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust:

iShares ESG MSCI EM Leaders ETF (the “Fund”)

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act for the sole purpose of adding a new series to the Trust, and it will become automatically effective 75 days after the filing.

The following information is provided to assist the Staff of the Commission (the “Staff”) in its review of the Registration Statement.

(1) Investment Objectives and Policies

The Fund seeks to track the investment results of an index composed of emerging market large- and mid-capitalization stocks of companies with high environmental, social, and governance performance relative to their sector peers as determined by the index provider.

The Fund seeks to track the investment results of the MSCI EM Extended ESG Leaders 5% Issuer Capped Index (the “Underlying Index”), which has been developed by MSCI Inc. (the

NEW YORK    WASHINGTON    HOUSTON    PALO ALTO    PARIS    LONDON    FRANKFURT    BRUSSELS    MILAN     ROME

Securities and Exchange Commission

November 15, 2019

“Index Provider” or “MSCI”). The Underlying Index is a free float-adjusted market capitalization-weighted index designed to reflect the equity performance of emerging market companies with favorable environmental, social and governance (“ESG”) characteristics (as determined by MSCI ESG Research LLC (“MSCI ESG Research”)). The Index Provider begins with the MSCI Emerging Markets Index (the “Parent Index”) and excludes securities of companies involved in the business of alcohol, tobacco, gambling, and nuclear power and weapons, companies involved with conventional and controversial weapons, and producers and major retailers of civilian firearms based on revenue or percentage of revenue thresholds for certain categories (e.g. $1 billion or 50%) and categorical exclusions for others (e.g. nuclear weapons). Companies involved in very serious business controversies based on scores assigned by MSCI ESG Research are also excluded. MSCI ESG Research defines a controversy as an instance or ongoing situation in which company operations and/or products allegedly have a negative environmental, social and/or governance impact. Each controversy case is assessed for the severity of its impact on society.

MSCI ESG Research rates the ESG characteristics of securities on a scale of “CCC” (lowest) to “AAA” (highest). MSCI ESG Research determines the ESG ratings by evaluating the company’s risks and opportunities and using a sector-specific ESG Key Issues (“Key Issues”) (e.g., carbon emissions) selection and weighting model. Each company is scored on a scale of 0 to 10, with 10 being the most desirable, for each applicable Key Issue before being provided an ESG rating based on average Key Issue score. ESG ratings are calculated in comparison to a company’s sector peers, and securities in one sector may have a lower average ESG rating than securities in another sector. Only securities of companies with an ESG rating of “BB” or higher are eligible for inclusion in the Underlying Index.

Following these eligibility screens, companies are then ordered within each Global Industry Classification Standard® (“GICS”) sector, first based on ESG ratings, ESG rating trend, current index membership, industry-adjusted ESG scores and then based on free float-adjusted market capitalization. MSCI selects companies from the ranked universe until the constituents of the Underlying Index represent approximately 50% of the free float-adjusted cumulative market capitalization of the respective sector of the Parent Index. Once all constituents are selected, MSCI next weighs the constituents according to free float-adjusted market capitalization, limiting individual issuers to 5% of index weight, but does not revisit the 50% target sector coverage based on any resultant reweighting. The Underlying Index may include large- or mid-capitalization companies. As of September 30, 2019, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

Securities and Exchange Commission

November 15, 2019

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally will invest at least 90% of its assets in the component securities of the Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of the Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

(2) Changes from Recent Filings

The Fund’s description of its investment strategy and risk factors are specific to this Fund. The portfolio managers are also specific to this Fund.

The Amendment follows the general format used by previous filings of the Trust in accordance with the revised Form N-1A, for example, Post-Effective Amendment No. 2,070, filed pursuant to Rule 485(a)(2) on March 14, 2019, relating to iShares Genomics Immunology and Healthcare ETF (formerly known as iShares Genomics and Immuno Biopharma ETF) (“PEA 2,070”), which became effective on May 29, 2019.

(3) Prior Filings with Similar Disclosure

Much of the disclosure in the Amendment is substantially similar to that in previous filings submitted by the Trust and reviewed by the Staff. In particular, we invite your attention to PEA 2,070. The substantially similar sections are as follows:

In the Prospectus:

“Portfolio Holdings Information,” “Management – Investment Adviser,” “Management – Administrator, Custodian and Transfer Agent,” “Shareholder Information – Book Entry,” “Shareholder Information – Share Prices,” “Shareholder Information – Dividends and Distributions,” “Shareholder Information – Taxes,” “Shareholder Information – Taxes When Shares are Sold,” “Shareholder Information – Costs Associated with Creations and Redemptions,” “Shareholder Information – Householding,” “Distribution,” and “Financial Highlights.”

Securities and Exchange Commission

November 15, 2019

In the Statement of Additional Information:

“Portfolio Holdings Information,” “Continuous Offering,” “Investment Advisory, Administrative and Distribution Services – Investment Adviser,” “Investment Advisory, Administrative and Distribution Services – Codes of Ethics,” “Investment Advisory, Administrative and Distribution Services – Anti-Money Laundering Requirements,” “Investment Advisory, Administrative and Distribution Services – Administrator, Custodian and Transfer Agent,” “Investment Advisory, Administrative and Distribution Services – Distributor,” “Determination of Net Asset Value – Valuation of Shares,” “Determination of Net Asset Value – Equity Investments,” “Determination of Net Asset Value – Fixed-Income Investments,” “Determination of Net Asset Value – Options, Futures, Swaps and Other Derivatives,” “Determination of Net Asset Value – Underlying Funds,” “Determination of Net Asset Value – Fair Value,” “Additional Information Concerning the Trust – DTC as Securities Depository for Shares of the Fund,” “Additional Information Concerning the Trust – Distribution of Shares,” “Creation and Redemption of Creation Units – Fund Deposit,” “Creation and Redemption of Creation Units – Cash Purchase Method,” “Creation and Redemption of Creation Units – Procedures for Creation of Creation Units,” “Creation and Redemption of Creation Units – Role of the Authorized Participant,” “Creation and Redemption of Creation Units – Purchase Orders,” “Creation and Redemption of Creation Units – Timing of Submission of Purchase Orders,” “Creation and Redemption of Creation Units – Acceptance of Orders for Creation Units,” “Creation and Redemption of Creation Units – Redemption of Creation Units,” “Creation and Redemption of Creation Units – Cash Redemption Method,” “Creation and Redemption of Creation Units – Taxation on Creations and Redemptions of Creation Units,” “Financial Statements,” “Miscellaneous Information – Counsel,” “Miscellaneous Information – Independent Registered Public Accounting Firm,” “Miscellaneous Information – Shareholder Communications to the Board” and “Miscellaneous Information – Investors’ Rights.”

*    *    *    *    *

The operations of the Fund, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).

Securities and Exchange Commission

November 15, 2019

If you have any questions or need further information, please call me at (202) 303-1124.

Sincerely,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

cc:	Deepa Damre
Nick Cordell
Nicole Hwang
Michael Gung
George Rafal
Jaeyoung Choi